Restructuring charges	12 Months Ended
Aug. 31, 2022
Restructuring Charges
Restructuring charges

31. Restructuring charges

During 2022, a restructuring provision of $485,498 was made primarily to cover employee related costs for headcount reductions at Corporate and at what are now discontinued operations. The remaining restructuring provision on August 31, 2022, is $215,076 and is recorded in accrued liabilities.